Depreciation, Amortization and Impairment	12 Months Ended
Mar. 31, 2022
Depreciation And Amortisation Expense [Abstract]
Depreciation, Amortization and Impairment
15)	DEPRECIATION, AMORTIZATION AND IMPAIRMENT

	For the year ended March 31
Particulars	2020	2021	2022
Depreciation	9,347	8,973	6,023
Amortization	24,335	24,037	23,335
Impairment of intangible assets under development	-	-	138
Total	33,682	33,010	29,496